CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY (¥)
Cash and Cash Equivalents	$ 8,805	¥ 732,127	$ 7,686	¥ 639,087	$ 171	¥ 14,267
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	9,992	830,853		756,481	2,914	242,309
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	35,877	2,983,164		2,464,251	9,990	830,689
Investment in Operating Leases	15,277	1,270,295		1,213,223	2,348	195,221
Investment in Securities	14,136	1,175,381		1,104,158	624	51,883
Investment in Affiliates	4,490	373,376		409,711	210	17,441
Others	6,909	574,516		539,954	1,465	121,811
Total Assets	103,206	8,581,582		7,739,800	17,722	1,473,621
Short-Term Debt	5,756	478,633		573,565	22	1,847
Trade Notes, Accounts Payable and Other Liabilities	3,660	304,354		311,113	118	9,803
Security Deposits	1,541	128,097		125,479	83	6,884
Long-Term Debt	54,495	4,531,268		3,836,270	13,951	1,160,042
Others					80	6,674
Total Liabilities	$ 86,670	¥ 7,206,652		¥ 6,395,244	$ 14,254	¥ 1,185,250
Common stock, Authorized	259,000,000	259,000,000	259,000,000	259,000,000
Common stock, shares Issued	110,245,846	110,245,846	110,229,948	110,229,948
Treasury stock, shares	2,747,344	2,747,344	2,745,701	2,745,701